PepsiCo Master Trust - Schedule of Master Trust Net Assets (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Net Assets Available for Benefits	$ 16,707,315	$ 14,936,882
EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	15,722,012	13,892,530
Investments at contract value: fully benefit-responsive synthetic investment contracts	637,540	696,050
Interest and dividends receivable	11,415	12,221
Other receivables	50,907	35,332
Other liabilities	(50,172)	(36,261)
Net Assets Available for Benefits	16,371,702	14,599,872
EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	15,722,012	13,892,530
Investments at contract value: fully benefit-responsive synthetic investment contracts	637,540	696,050
Interest and dividends receivable	11,415	12,221
Other receivables	50,907	35,332
Other liabilities	(50,172)	(36,261)
Net Assets Available for Benefits	16,371,702	14,599,872
Cash and cash equivalents | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	35,269	29,226
Cash and cash equivalents | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	35,269	29,226
PepsiCo common stock | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	1,140,476	1,356,452
PepsiCo common stock | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	1,140,476	1,356,452
Money market fund | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	13,047	14,427
Money market fund | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	13,047	14,427
Fixed income securities | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	273,188	254,101
Fixed income securities | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	273,188	254,101
Commingled trust funds | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	13,329,006	11,422,930
Commingled trust funds | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	13,329,006	11,422,930
Self-directed brokerage | EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	931,026	815,394
Self-directed brokerage | EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	$ 931,026	$ 815,394